Real Estate Investments Real Estate Investments (Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas) (Details)	12 Months Ended
	Dec. 31, 2012 ILLINOIS	Dec. 31, 2011 TEXAS	Dec. 31, 2011 MONTANA
Revenue, Major Customer [Line Items]
Annualized rental income, Percentage	12.50%	14.70%	12.20%